Label	Element	Value
Schwab International Dividend Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab® International Dividend Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of high dividend yielding stocks issued by companies outside the United States.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones International Dividend 100 Index†. The
index is designed to measure the performance of high dividend yielding stocks issued by companies in developed and emerging countries outside the United States, as defined by the index provider. High dividend yielding stocks are defined as those that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios, and then screened for lower volatility. The 100-component index is derived from the constituents of the Dow Jones Global ex-U.S. Large-Cap Index and Dow Jones Global ex-U.S. Mid-Cap Index (excluding real estate investment trusts (REITs)). It is modified market capitalization weighted.
All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have a minimum float-adjusted market capitalization of $500 million USD initially ($400 million USD for those stocks already in the index at reconstitution) and must meet minimum liquidity criteria. Eligible stocks are ranked based on four fundamental characteristics – cash flow to total debt, return on equity, indicated dividend yield and 5-year dividend growth rate – to select the top 400 highest ranked securities by composite score. A volatility screen is then applied to those 400 highest ranked securities, from which the 100 securities with the lowest volatility are included in the index. No single stock can represent more than 4.0% of the index, no single sector, as defined by the index provider, can represent more than 15% of the index, and stocks from countries identified as emerging markets by the index provider cannot represent more than 15% of the index, as measured at the time of index construction, reconstitution and rebalance. The index composition is reviewed annually and rebalanced quarterly.
It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index, including depositary receipts representing securities of the index; which may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). The fund will notify its shareholders at least 60 days before changing this policy. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 20% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment
†
Index ownership – Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.

adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index. The fund does not hedge its exposure to foreign currencies.
Because it may not be possible or practicable to purchase all of the stocks in the index, the investment adviser seeks to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations, country weightings, capitalization, industry factors, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.
The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (or otherwise gives a different weighting to a security than the index does). The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices. The MSCI EAFE Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabetfs_prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/schwabetfs_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.67% Q4 2022 Worst Quarter: (12.35%) Q2 2022 Year-to-date performance (before taxes) as of 9/30/23: 4.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.35%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones International Dividend 100 Index (Net) to the MSCI EAFE Index (Net).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/22
Schwab International Dividend Equity ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab International Dividend Equity ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Schwab International Dividend Equity ETF | Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. The fund primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Schwab International Dividend Equity ETF | Equity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Schwab International Dividend Equity ETF | Market Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Schwab International Dividend Equity ETF | Large-Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Schwab International Dividend Equity ETF | Mid-Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Schwab International Dividend Equity ETF | Small-Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Schwab International Dividend Equity ETF | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Schwab International Dividend Equity ETF | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Schwab International Dividend Equity ETF | Sampling Index Tracking Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Schwab International Dividend Equity ETF | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Schwab International Dividend Equity ETF | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Schwab International Dividend Equity ETF | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab International Dividend Equity ETF | Securities Lending Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Schwab International Dividend Equity ETF | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Schwab International Dividend Equity ETF | Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Schwab International Dividend Equity ETF | Shares Of The Fund May Trade At Prices Other Than NAV[Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Schwab International Dividend Equity ETF | MSCI EAFE Index (Net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.45%)	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(7.08%)	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2021	[1],[2]
Schwab International Dividend Equity ETF | Dow Jones International Dividend 100 Index (Net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.26%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.19%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2021	[2]
Schwab International Dividend Equity ETF | Schwab International Dividend Equity ETF
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	45
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	79
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 179
Annual Return 2022	rr_AnnualReturn2022	(9.35%)
1 Year	rr_AverageAnnualReturnYear01	(9.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2021
Schwab International Dividend Equity ETF | Schwab International Dividend Equity ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2021
Schwab International Dividend Equity ETF | Schwab International Dividend Equity ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2021

[1]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones International Dividend 100 Index (Net) to the MSCI EAFE Index (Net).
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.